Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands										1 Months Ended					3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Oct. 15, 2015	Jun. 15, 2015	Jun. 02, 2015	Dec. 31, 2014	Dec. 15, 2014	Jun. 30, 2014	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2015	Jun. 30, 2015	Jul. 31, 2014	Jun. 30, 2014	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[2]	Aug. 01, 2013
Business Acquisition [Line Items]
Acquisition related costs	$ 100				$ 100				$ 100
Revenues																				$ 155,024	[1]	$ 112,841	[1]	$ 73,401
Net Income																			$ (2,176)	$ (16,479)		$ (13,089)
Dan Sabia [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired			100.00%
Business acquisition, fair value of vessel and equipment acquired			$ 103,389
Business acquisition, outstanding debt			64,470
Purchase price adjustments			$ 2,700			$ 2,655
Revenues																		$ 5,500
Net Income																		$ 2,200
Dan Cisne [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired						100.00%
Business acquisition, fair value of vessel and equipment acquired						$ 103,400
Business acquisition, outstanding debt						82,164
Purchase price adjustments						$ (2,606)
Revenues										$ 500
Net Income										$ 900
Hilda Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired							100.00%						100.00%
Business acquisition, fair value of vessel and equipment acquired							$ 166,000						$ 166,000
Business acquisition, outstanding debt							109,600						109,600
Torill Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of vessel and equipment acquired							169,000						169,000
Business acquisition, outstanding debt							112,100						112,100
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, fair value of vessel and equipment acquired							335,000						335,000
Business acquisition, outstanding debt							221,812						$ 221,812
Purchase price adjustments							987
Business acquisition, other purchase price adjustments							$ 1,000
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired		100.00%
Business acquisition, fair value of vessel and equipment acquired		$ 115,000
Business acquisition, outstanding debt		84,275
Purchase price adjustments		$ 2,391
Revenues															$ 3,600
Net Income															$ 1,000
Carmen Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired														100.00%
Business acquisition, fair value of vessel and equipment acquired														$ 145,000												$ 145,000
Business acquisition, outstanding debt																										$ 89,125
Revenues																$ 8,400	$ 23,500
Net Income																$ 2,500	$ 10,000
Business acquisition, other purchase price adjustments														100
Business acquisition, outstanding debt														$ 89,100
Common Units [Member]
Business Acquisition [Line Items]
Common units issued				5,000,000				4,600,000			5,000,000	640,000	4,600,000						8,567,500	5,000,000		5,240,000
Common Units [Member] | Dan Sabia [Member]
Business Acquisition [Line Items]
Common units issued			5,000,000

[1]	2015 and 2014 refers to the Consolidated Statements of Operations
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations